Note 7 - Leases - Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Amortization of right-of-use assets	$ 3,326	$ 4,048	$ 6,134
Interest on lease obligations	370	547	767
Finance lease cost	3,696	4,595	6,901
Operating lease cost	4,504	5,603	8,222
Short-term lease cost	8,709	7,548	5,335
Total lease cost	16,909	17,746	20,458
Operating cash flows from finance leases	370	547	767
Operating cash flows from operating leases	4,544	5,904	8,849
Financing cash flows from finance leases	3,813	4,815	7,956
Payments for Amounts Included in the Measurement of Lease Liabilities, Total	8,727	11,266	17,572
Right-of-use assets obtained in exchange for new finance lease obligations	0	0	337
Right-of-use assets obtained in exchange for new operating lease obligations	12,487	2,980	5,409
Right-of-use assets derecognized upon early termination of finance leases	2,191	20	598
Right-of-use assets derecognized upon early termination of operating leases	$ 249	$ 7,572	$ 1,688
Finance leases, lease term (Year)	2 years 8 months 12 days	3 years 9 months 18 days	4 years 4 months 24 days
Operating leases, lease term (Year)	5 years 2 months 12 days	4 years 2 months 12 days	4 years 3 months 18 days
Finance leases, discount rate	3.90%	4.10%	4.00%
Operating leases, discount rate	5.50%	5.00%	4.70%